Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
September 30, 2024
SI-NPRT3-1124
1.808792.120
Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	836,000	837,758
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	498,000	498,099
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.5989% 10/20/2037 (b)(c)(d)	393,000	393,081
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	178,000	179,675
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (b)(c)(d)	395,000	397,932
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 10/20/2037 (b)(c)(d)(e)	464,000	464,000
Ocp Clo 2017-14 Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	553,000	558,890
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 0% 10/20/2037 (b)(c)(d)(e)	876,000	876,176
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 6% 10/15/2039 (b)(c)(d)	826,000	826,098
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,193,951
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A, CME Term SOFR 3 month Index + 0.555%, 0% 10/15/2036 (b)(c)(d)(e)	2,231,000	2,231,453
TOTAL ASSET-BACKED SECURITIES (Cost $7,250,000)		7,263,162

Bank Loan Obligations - 3.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (c)(d)(f)	2,694,638	2,690,137
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (c)(d)(f)	772,000	722,144
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5713% 2/25/2029 (c)(d)(f)	10,351,725	10,248,208
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.5572% 11/15/2030 (c)(d)(f)	5,273,500	4,934,467
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.3454% 9/13/2029 (c)(d)(f)	5,233,762	4,897,493
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (c)(d)(f)	20,234,747	20,192,658
TOTAL UNITED KINGDOM		25,090,151
UNITED STATES - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (c)(d)(f)	4,278,299	3,647,250
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (c)(d)(f)	110,793	111,070
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.9454% 12/30/2027 (c)(d)(f)	2,891,712	2,723,039
		6,481,359
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 15.3006% 5/25/2026 (c)(d)(f)	1,594,131	1,388,887
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (c)(d)(f)	347,013	341,158
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 1/31/2029 (c)(d)(f)	3,490,500	3,395,594
		5,125,639
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 5/6/2030 (c)(d)(f)	1,246,875	1,245,578
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (c)(d)(f)	1,314,834	1,313,466
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 10.063% 1/15/2027 (c)(d)(f)	1,851	1,826
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(f)	8,158,636	7,111,639
TKC Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9648% 5/14/2028 (c)(d)(f)	11,481,102	11,430,929
		18,544,394
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 10/18/2028 (c)(d)(f)	5,518,544	5,522,021
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8465% 1/27/2029 (c)(d)(f)	13,010,328	12,967,914
		18,489,935
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (c)(d)(f)	51,734,904	50,668,131
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.01% 1/30/2031 (c)(d)(f)	977,550	975,888
		51,644,019
TOTAL CONSUMER DISCRETIONARY		91,237,392

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.6846% 1/24/2029 (c)(d)(f)	1,016,600	829,485
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 2/12/2031 (c)(d)(f)	937,650	937,434
TOTAL CONSUMER STAPLES		1,766,919

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (c)(f)(g)(h)(i)	1,266,534	1
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	3,422,531	0
		0
TOTAL ENERGY		1

Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 7/29/2030 (c)(d)(f)	5,188,906	5,184,184
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (c)(d)(f)(h)	9,459,072	9,427,763
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (c)(d)(f)(h)	1,015,928	1,012,565
		15,624,512
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.9609% 2/16/2027 (c)(d)(f)	7,465,034	7,431,889
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.2109% 11/6/2030 (c)(d)(f)	5,143,871	5,089,242
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9648% 9/19/2031 (c)(d)(f)	15,477,643	15,385,706
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2554% 6/20/2030 (c)(d)(f)	2,084,289	2,080,954
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 3/8/2032 (c)(d)(f)	11,040,000	11,205,600
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (c)(d)(f)	2,105,000	2,099,738
		43,293,129
TOTAL FINANCIALS		58,917,641

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 10/23/2028 (c)(d)(f)	9,978,347	9,977,349
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (c)(d)(f)	9,529,124	9,048,665
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 11/15/2028 (c)(d)(f)	3,125,895	3,125,301
		12,173,966
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 2/15/2029 (c)(d)(f)	13,388,544	13,290,941
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 5/1/2031 (c)(d)(f)	15,676,225	15,656,630
		28,947,571
TOTAL HEALTH CARE		51,098,886

Industrials - 0.3%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3196% 1/19/2032 (c)(d)(f)	4,440,000	4,421,485
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 3/28/2031 (c)(d)(f)	334,163	334,440
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 12/21/2028 (c)(d)(f)	8,252,623	8,256,089
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (c)(d)(f)	2,761,125	2,684,752
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/31/2028 (c)(d)(f)	631,825	633,803
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7477% 8/1/2030 (c)(d)(f)	13,950,457	13,545,057
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.0954% 4/14/2029 (c)(d)(f)	1,677,722	1,702,888
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8892% 6/21/2028 (c)(d)(f)	1,373,850	1,371,995
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.404% 4/11/2029 (c)(d)(f)	7,287,750	6,827,091
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.0344% 12/10/2026 (c)(d)(f)	2,925,547	2,934,704
		37,956,379
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9454% 3/25/2031 (c)(d)(f)	2,626,800	2,607,099
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.032% 10/20/2027 (c)(d)(f)	835,094	849,917
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 8.0334% 2/24/2031 (c)(d)(f)	1,189,025	1,189,394
		2,039,311
TOTAL INDUSTRIALS		47,358,714

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings 2 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9.1112% 3/31/2028 (c)(d)(f)	967,532	963,304
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3455% 8/18/2031 (c)(d)(f)	1,270,000	1,271,943
		2,235,247
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 2/16/2028 (c)(d)(f)(h)	374,182	373,635
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 7/30/2031 (c)(d)(f)(h)	2,530,000	2,520,513
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 3 month Index + 9%, 13.9454% 6/30/2028 (c)(d)(f)	2,511,841	1,833,644
		4,727,792
Software - 1.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (c)(d)(f)	95,000	97,731
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (c)(d)(f)	5,157,075	5,157,746
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (c)(d)(f)	7,961,110	7,941,207
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 3/1/2029 (c)(d)(f)	14,026,254	13,960,471
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/3/2028 (c)(d)(f)	8,285,125	8,226,963
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (c)(d)(f)	12,720,000	12,150,271
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 6/2/2028 (c)(d)(f)	3,089,450	3,035,076
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0021% 10/28/2030 (c)(d)(f)	5,402,850	5,411,441
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 8/31/2028 (c)(d)(f)	34,988,681	34,962,791
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 4/22/2028 (c)(d)(f)	3,011,850	2,921,495
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (c)(d)(f)	31,215,285	31,215,285
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3465% 4/14/2031 (c)(d)(f)	16,024,857	16,018,126
		141,098,603
TOTAL INFORMATION TECHNOLOGY		148,061,642

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 9.6932% 10/4/2029 (c)(d)(f)	19,163,212	19,062,030
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(f)	1,542,295	1,541,138
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (c)(d)(f)	6,614,410	6,624,332
		27,227,500
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 8.0204% 4/13/2029 (c)(d)(f)	27,498,819	27,342,901
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 8/19/2030 (c)(d)(f)	757,374	755,859
TOTAL MATERIALS		55,326,260

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5955% 5/17/2030 (c)(d)(f)	240,326	240,778
Talen Energy Supply LLC Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5955% 5/17/2030 (c)(d)(f)	158,457	158,755
		399,533
TOTAL UNITED STATES		465,773,986
TOTAL BANK LOAN OBLIGATIONS (Cost $510,442,297)		509,459,093

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Guaranteed REMICS Series 2020-45 Class JL, 3% 7/25/2040	302,928	280,718
Fannie Mae Guaranteed REMICS Series 2020-49 Class JA, 2% 8/25/2044	1,047,634	982,769
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	4,290,909	3,840,333
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,274,132	1,069,794
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,353,298	1,141,893
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,438,168	1,213,505
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,215,306	1,089,310
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,942,704	1,739,443
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,941,170	1,811,024
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	8,013,687	7,704,313
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	1,116,592	1,032,242
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	15,520,853	13,962,195
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,416,912	1,273,376
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	2,099,706	1,847,550
Fannie Mae Guaranteed REMICS Series 2022-5, 2.5% 6/25/2048	2,021,442	1,842,447
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	2,645,051	2,653,855
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,763,063	2,578,024
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	1,835,115	1,727,831
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,123,319	1,005,828
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,046,193	1,892,254
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LT, 3.25% 10/25/2040	1,889,512	1,793,941
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LY, 3% 10/25/2040	1,553,297	1,436,776
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,479,467	3,216,791
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5083 Class VA, 1% 8/15/2038	12,394,915	11,768,075
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	4,498,620	3,822,008
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	7,037,615	6,292,172
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,402,601	1,282,752
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,493,845	1,339,574
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,435,237	1,311,337
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,645,917	1,461,675
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,089,419	996,488
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,277,209	4,822,081
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5200 Class LA, 3% 10/25/2048	2,773,244	2,583,874
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,168,670	1,069,683
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	6,724,535	6,536,287
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,285,183	2,197,845
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	3,072,766	2,939,259
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,812,913	3,704,163
TOTAL UNITED STATES		109,263,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,664,529)		109,263,485

Commercial Mortgage Securities - 2.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.7%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	21,034,272	20,897,049
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	3,291,092	3,267,846
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	13,492,839	13,415,684
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	12,817,179	12,703,443
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	9,409,730	9,295,368
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	13,655,850	13,514,339
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	19,685,105	19,467,144
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	11,355,194	11,201,095
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	26,167,409	25,834,580
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	35,492,916	34,965,708
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	19,600,000	19,183,718
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	48,300,000	47,116,959
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	12,500,000	12,185,523
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,500,000	2,457,152
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,778,452
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,710,000	2,650,774
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K729 Class A2, 3.136% 10/25/2024	3,754,285	3,741,672
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,900,000	2,850,013
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	3,020,132	3,003,293
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	14,953,668	14,847,918
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	17,571,720	17,448,776
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	8,249,464	8,141,954
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	12,682,636	12,435,635
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	8,700,000	8,450,512
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	4,800,000	4,450,814
Freddie Mac Multifamily Structured Pass Through Certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.8965% 4/25/2029 (c)(d)	21,198,137	21,198,067
Fremf 2015-Kplb Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	39,000,000	38,286,226
TOTAL UNITED STATES		384,789,714
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $382,269,654)		384,789,714

Common Stocks - 6.9%
	Shares	Value ($)
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	522,500	18,641,737
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	4,752,198
TOTAL CHINA		23,393,935
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,374,255
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)(j)	121,177	908,828
Studio City International Holdings Ltd ADR (j)	133,400	1,000,500

TOTAL HONG KONG		1,909,328
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	16,700	5,903,116
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	403,760	4
		36
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	151,792	2
TOTAL LUXEMBOURG		38
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	8,500	7,082,625
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,700	8,631,399
UNITED STATES - 6.6%
Communication Services - 0.5%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	42,600	7,065,210
Meta Platforms Inc Class A	81,300	46,539,372
Pinterest Inc Class A (j)	303,300	9,817,821
		63,422,403
Media - 0.1%
EchoStar Corp (e)(k)	205,059	5,749,854
EchoStar Corp Class A (j)	338,100	8,391,642
iHeartMedia Inc Class A (j)	26	48
		14,141,544
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	560,355	364,231
Broadline Retail - 0.1%
Amazon.com Inc (j)	95,100	17,719,983
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	58,500	7,418,385
Booking Holdings Inc	2,200	9,266,664
Boyd Gaming Corp	123,800	8,003,670
Domino's Pizza Inc	9,900	4,258,386
New Cotai LLC / New Cotai Capital Corp (g)(j)(k)	2,242,893	1,816,743
		30,763,848
Household Durables - 0.1%
TopBuild Corp (j)	39,500	16,068,995
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	10,476,740
Williams-Sonoma Inc	48,000	7,436,160
		17,912,900
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (j)	108,700	15,740,847
TOTAL CONSUMER DISCRETIONARY		98,570,804

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)(l)	104,700	3,283,392
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	584,047	377,499
US Foods Holding Corp (j)	119,700	7,361,550
		7,739,049
Personal Care Products - 0.0%
elf Beauty Inc (j)	30,000	3,270,900
TOTAL CONSUMER STAPLES		14,293,341

Energy - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	135,187	13
Superior Energy Services Inc Class A (g)	66,115	4,382,102
		4,382,115
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (j)	127,900	3,664,335
California Resources Corp	10,789	566,099
Canvas Energy Inc Series A warrants 10/1/2024 (g)(j)	289	0
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	289	0
Cheniere Energy Inc	75,400	13,559,936
EP Energy Corp (g)(j)	611,545	862,278
Mesquite Energy Inc (g)(j)	185,122	15,579,846
Permian Resources Corp Class A	1,422,000	19,353,420
Unit Corp	28,630	903,277
		54,489,191
TOTAL ENERGY		58,871,306

Financials - 1.0%
Capital Markets - 0.2%
Ares Management Corp Class A	41,400	6,451,776
Blue Owl Capital Inc Class A	313,500	6,069,360
Coinbase Global Inc Class A (j)	41,400	7,376,238
Moody's Corp	14,800	7,023,932
		26,921,306
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	14,078,637
Financial Services - 0.5%
Apollo Global Management Inc	189,500	23,670,445
Block Inc Class A (j)	92,100	6,182,673
Carnelian Point Holdings LP warrants (g)(j)	544	1,588
Fiserv Inc (j)	54,100	9,719,065
Mastercard Inc Class A	27,600	13,628,880
Visa Inc Class A	82,700	22,738,365
		75,941,016
Insurance - 0.2%
Arthur J Gallagher & Co	81,300	22,875,381
TOTAL FINANCIALS		139,816,340

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(j)	4,969	19,379
DaVita Inc (j)	26,200	4,294,966
Tenet Healthcare Corp (j)	36,700	6,099,540
		10,413,885
Industrials - 1.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc	4,900	6,992,937
Building Products - 0.3%
Builders FirstSource Inc (j)	31,700	6,145,362
Carlisle Cos Inc	26,500	11,918,375
Fortune Brands Innovations Inc	106,400	9,525,992
Trane Technologies PLC	33,500	13,022,455
		40,612,184
Construction & Engineering - 0.3%
Comfort Systems USA Inc	46,900	18,307,415
EMCOR Group Inc	25,800	11,107,674
WillScot Holdings Corp (j)	267,000	10,039,200
		39,454,289
Electrical Equipment - 0.5%
Eaton Corp PLC	60,500	20,052,121
NEXTracker Inc Class A (j)	177,900	6,667,692
nVent Electric PLC	114,000	8,009,640
Vertiv Holdings Co Class A	187,600	18,664,324
		53,393,777
Machinery - 0.1%
Allison Transmission Holdings Inc	45,800	4,400,006
Deere & Co	6,700	2,796,111
Parker-Hannifin Corp	20,300	12,825,946
		20,022,063
Passenger Airlines - 0.0%
Delta Air Lines Inc	48,600	2,468,394
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	101,000	4,484,400
Penhall Acquisition Company (g)	15,403	0
		4,484,400
TOTAL INDUSTRIALS		167,428,044

Information Technology - 1.8%
Communications Equipment - 0.1%
Arista Networks Inc (j)	34,200	13,126,644
IT Services - 0.0%
GTT Communications Inc (g)(j)	51,638	2,304,604
Semiconductors & Semiconductor Equipment - 1.0%
KLA Corp	18,700	14,481,467
Lam Research Corp	16,400	13,383,712
Marvell Technology Inc	86,600	6,245,592
Micron Technology Inc	48,900	5,071,419
NVIDIA Corp	626,000	76,021,440
ON Semiconductor Corp (j)	247,091	17,941,278
		133,144,908
Software - 0.7%
Adobe Inc (j)	28,564	14,789,868
Autodesk Inc (j)	21,700	5,977,916
Gen Digital Inc	197,900	5,428,397
Microsoft Corp	60,500	26,033,150
Monday.com Ltd (j)	24,600	6,833,142
Oracle Corp	73,000	12,439,200
Palo Alto Networks Inc (j)	18,800	6,425,840
Salesforce Inc	37,200	10,182,012
		88,109,525
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	54,700	6,484,138
TOTAL INFORMATION TECHNOLOGY		243,169,819

Materials - 0.3%
Chemicals - 0.1%
Chemours Co/The	293,779	5,969,589
Westlake Corp	20,100	3,020,829
		8,990,418
Construction Materials - 0.1%
Eagle Materials Inc	48,600	13,979,790
Martin Marietta Materials Inc	10,000	5,382,500
		19,362,290
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	332,500	9,838,675
Metals & Mining - 0.0%
Elah Holdings Inc (j)(l)	517	17,578
TOTAL MATERIALS		38,208,961

Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	120,700	31,384,414
PG&E Corp	475,968	9,409,887
Portland General Electric Co	13,962	668,780
		41,463,081
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy LLC (g)(j)	10,774	2,422
Vistra Corp	287,300	34,056,542
		34,058,964
TOTAL UTILITIES		75,522,045

TOTAL UNITED STATES		923,858,492
TOTAL COMMON STOCKS (Cost $698,341,813)		974,153,188

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.3%
Media - 0.3%
DISH Network Corp 0% 12/15/2025	16,561,000	14,326,274
DISH Network Corp 3.375% 8/15/2026	24,978,000	20,041,237
		34,367,511
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	2,895,711	6,663,032
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	3,680,000	3,328,560
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	51,247,000	19,063,884
TOTAL UNITED STATES		63,422,987
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $64,251,991)		63,422,987

Fixed-Income Funds - 20.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (m)	265,938,017	2,204,626,161
Fidelity Floating Rate Central Fund (m)	7,243,813	708,662,272
TOTAL FIXED-INCOME FUNDS (Cost $3,186,804,491)		2,913,288,433

Foreign Government and Government Agency Obligations - 4.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Australian Commonwealth 1.75% 11/21/2032 (n)	AUD	15,000,000	8,812,741
Australian Commonwealth 1.75% 6/21/2051 (n)	AUD	81,080,000	31,665,837
TOTAL AUSTRALIA			40,478,578
GERMANY - 3.0%
German Federal Republic 1.8% 8/15/2053 (n)	EUR	23,070,000	22,225,744
German Federal Republic 2.1% 4/12/2029 (n)	EUR	11,760,000	13,176,388
German Federal Republic 2.2% 12/12/2024 (n)	EUR	50,640,000	56,270,142
German Federal Republic 2.4% 10/19/2028 (n)	EUR	25,900,000	29,356,962
German Federal Republic 2.6% 8/15/2033 (n)	EUR	259,650,000	301,569,518
TOTAL GERMANY			422,598,754
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	12,000,000,000	63,811,863
UNITED KINGDOM - 0.5%
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (n)	GBP	59,800,000	76,100,908
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $580,612,104)			602,990,103

Non-Convertible Corporate Bonds - 27.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		4,420,000	4,130,069
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		5,450,000	5,363,189
Mineral Resources Ltd 8% 11/1/2027 (b)		2,785,000	2,860,635
Mineral Resources Ltd 8.125% 5/1/2027 (b)		11,025,000	11,131,612
Mineral Resources Ltd 8.5% 5/1/2030 (b)		2,065,000	2,151,387
Mineral Resources Ltd 9.25% 10/1/2028 (b)		4,830,000	5,142,930

TOTAL AUSTRALIA			30,779,822
BELGIUM - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		9,200,000	8,993,000
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (n)	EUR	11,708,000	13,311,362
TOTAL BELGIUM			22,304,362
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		4,180,000	4,156,216
CANADA - 0.9%
Communication Services - 0.1%
Media - 0.1%
Videotron Ltd 5.125% 4/15/2027 (b)		7,325,000	7,300,700
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		5,685,000	5,462,882
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		23,490,000	21,661,086
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		6,265,000	6,086,541
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		5,640,000	5,861,238
			39,071,747
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		4,370,000	4,113,889
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		5,190,000	5,209,463
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		4,420,000	4,184,779
Parkland Corp 4.625% 5/1/2030 (b)		5,540,000	5,224,503
Parkland Corp 6.625% 8/15/2032 (b)		2,605,000	2,644,544
Teine Energy Ltd 6.875% 4/15/2029 (b)		4,420,000	4,351,581
			16,405,407
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		1,645,000	1,788,906
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		2,815,000	2,833,610
Bombardier Inc 7.125% 6/15/2026 (b)		1,458,000	1,480,370
Bombardier Inc 7.25% 7/1/2031 (b)		2,610,000	2,759,253
Bombardier Inc 7.875% 4/15/2027 (b)		6,429,000	6,447,046
Bombardier Inc 8.75% 11/15/2030 (b)		4,055,000	4,452,691
			17,972,970
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		4,630,000	4,359,349
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		4,230,000	4,119,114
TOTAL INDUSTRIALS			26,451,433

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		5,000,000	5,273,835
Open Text Holdings Inc 4.125% 12/1/2031 (b)		2,490,000	2,288,258
Open Text Holdings Inc 4.125% 2/15/2030 (b)		3,220,000	3,022,483
			10,584,576
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		3,635,000	3,880,134
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		3,310,000	3,278,079
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		3,310,000	3,235,403
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		2,570,000	2,548,208
			9,061,690
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,600,000	3,560,788
TOTAL MATERIALS			16,502,612

TOTAL CANADA			127,428,733
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		3,310,000	3,132,915
DENMARK - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 5.25% 12/8/3022 (c)(n)	EUR	5,900,000	6,748,194
FINLAND - 0.0%
Financials - 0.0%
Insurance - 0.0%
Sampo Oyj 2.5% 9/3/2052 (c)(n)	EUR	2,579,000	2,593,225
FRANCE - 1.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (b)		1,265,000	888,920
Altice France SA 5.125% 7/15/2029 (b)		39,385,000	27,696,237
Altice France SA 5.5% 1/15/2028 (b)		9,830,000	7,147,899
Altice France SA 5.5% 10/15/2029 (b)		29,470,000	20,639,003
			56,372,059
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		5,325,000	5,648,536
Viridien 8.75% 4/1/2027 (b)		5,895,000	5,750,039
			11,398,575
Financials - 0.2%
Banks - 0.2%
Banque Federative du Credit Mutuel SA 3.75% 2/3/2034 (n)	EUR	3,400,000	3,900,597
Credit Agricole SA 5.5% 8/28/2033 (c)(n)	EUR	18,600,000	22,003,141
			25,903,738
Industrials - 0.2%
Construction & Engineering - 0.2%
Bouygues SA 5.375% 6/30/2042 (n)	EUR	18,400,000	24,011,821
Utilities - 0.3%
Electric Utilities - 0.1%
Electricite de France SA 4.75% 6/17/2044 (n)	EUR	9,900,000	11,596,508
Multi-Utilities - 0.1%
Engie SA 4.25% 3/6/2044 (n)	EUR	9,500,000	10,758,505
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/2030 (n)	EUR	16,800,000	17,809,148
TOTAL UTILITIES			40,164,161

TOTAL FRANCE			157,850,354
GERMANY - 0.8%
Financials - 0.3%
Banks - 0.1%
Commerzbank AG 4.625% 1/17/2031 (c)(n)	EUR	5,600,000	6,567,464
Commerzbank AG 6.5% 12/6/2032 (c)(n)	EUR	2,700,000	3,230,650
Commerzbank AG 6.75% 10/5/2033 (c)(n)	EUR	5,400,000	6,580,980
			16,379,094
Capital Markets - 0.2%
Deutsche Bank AG 4% 6/24/2032 (c)(n)	EUR	18,700,000	20,789,303
TOTAL FINANCIALS			37,168,397

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (c)(n)	EUR	3,300,000	3,641,694
Bayer AG 6.625% 9/25/2083 (c)(n)	EUR	1,700,000	1,971,379
Bayer AG 7% 9/25/2083 (c)(n)	EUR	10,100,000	12,014,185
			17,627,258
Materials - 0.1%
Chemicals - 0.1%
BASF SE 4.25% 3/8/2032 (n)	EUR	13,500,000	16,041,612
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW International Finance BV 4.3% 5/23/2034 (n)	EUR	16,104,000	19,001,738
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 4.125% 2/13/2035 (n)	EUR	9,787,000	11,384,625
Multi-Utilities - 0.1%
E.ON SE 4.125% 3/25/2044 (n)	EUR	7,017,000	8,021,948
TOTAL UTILITIES			38,408,311

TOTAL GERMANY			109,245,578
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		1,040,000	932,099
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,240,000	4,039,119
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (b)		2,230,000	2,198,534
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 2.875% 5/30/2031 (c)(n)	EUR	5,810,000	6,381,780
Bank of Ireland Group PLC 6.75% 3/1/2033 (c)(n)	EUR	3,700,000	4,481,426

TOTAL IRELAND			10,863,206
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,775,000	2,736,427
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,752,447
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,805,000	3,098,673

TOTAL ISRAEL			8,587,547
LUXEMBOURG - 0.5%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		8,025,000	6,788,315
Altice Financing SA 5.75% 8/15/2029 (b)		11,895,000	9,559,285
			16,347,600
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,780,000	5,401,681
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		3,900,000	3,987,989
			9,389,670
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2024 (g)		1,517,920	0
Real Estate - 0.3%
Industrial REITs - 0.2%
Prologis International Funding II SA 3.125% 6/1/2031 (n)	EUR	22,000,000	23,917,133
Real Estate Management & Development - 0.1%
SELP Finance Sarl 0.875% 5/27/2029 (n)	EUR	5,520,000	5,475,872
SELP Finance Sarl 3.75% 8/10/2027 (n)	EUR	10,184,000	11,485,347
			16,961,219
TOTAL LUXEMBOURG			66,615,622
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		3,255,000	2,970,188
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		3,925,915	4,048,600
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		1,326,990	1,399,291

TOTAL MEXICO			5,447,891
NETHERLANDS - 0.5%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		11,130,000	10,242,311
Ziggo BV 4.875% 1/15/2030 (b)		4,805,000	4,565,798
			14,808,109
Financials - 0.4%
Insurance - 0.4%
ASR Nederland NV 7% 12/7/2043 (c)(n)	EUR	27,852,000	36,488,833
NN Group NV 6% 11/3/2043 (c)(n)	EUR	11,341,000	14,021,901
			50,510,734
TOTAL NETHERLANDS			65,318,843
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,560,000	5,804,040
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 5.75% 9/7/2027 (b)		13,364,000	13,288,894
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		18,890,000	18,824,335
TOTAL PANAMA			32,113,229
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 1.875% 3/14/2082 (c)(n)	EUR	5,600,000	5,589,082
EDP SA 5.943% 4/23/2083 (c)(n)	EUR	900,000	1,055,060

TOTAL PORTUGAL			6,644,142
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.2%
Banco Santander SA 5.75% 8/23/2033 (c)(n)	EUR	17,100,000	20,276,966
Insurance - 0.1%
Mapfre SA 2.875% 4/13/2030 (n)	EUR	12,900,000	13,811,528
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		2,795,000	2,617,991
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		3,735,000	3,698,620
TOTAL SPAIN			40,405,105
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.125% 6/9/2033 (c)(n)	EUR	7,926,000	9,195,697
UBS Group AG 4.75% 3/17/2032 (c)(n)	EUR	12,713,000	15,221,583
			24,417,280
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,205,000	4,109,916
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		4,240,000	4,265,232
TOTAL SWITZERLAND			32,792,428
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		4,225,000	4,195,298
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		9,930,000	8,837,972
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		1,805,000	1,878,632
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		2,760,000	2,913,422
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		4,100,000	4,342,317
			9,134,371
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		3,860,000	3,568,087
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Ltd 5.75% 6/15/2026 (b)		4,580,000	4,524,744
TOTAL CONSUMER DISCRETIONARY			17,227,202

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (b)		41,430,000	46,238,407
Financials - 0.5%
Banks - 0.5%
Barclays PLC 4.506% 1/31/2033 (c)(n)	EUR	17,677,000	20,699,519
Barclays PLC 5.262% 1/29/2034 (c)(n)	EUR	10,548,000	12,984,557
NatWest Group PLC 5.763% 2/28/2034 (c)(n)	EUR	17,280,000	20,639,404
			54,323,480
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		2,995,000	2,837,610
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		6,560,000	6,763,340
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (n)	EUR	13,049,000	15,235,239
TOTAL UNITED KINGDOM			151,463,250
UNITED STATES - 21.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		11,730,000	11,624,196
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		6,300,000	6,325,622
Qwest Corp 7.25% 9/15/2025		955,000	950,889
			18,900,707
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)		4,175,000	3,887,089
Media - 1.1%
DISH DBS Corp 5.75% 12/1/2028 (b)		6,925,000	6,050,518
DISH Network Corp 11.75% 11/15/2027 (b)		27,490,000	28,851,587
EchoStar Corp 10.75% 9/27/2029 (b)(e)		70,001,700	67,962,551
Gannett Holdings LLC 6% 11/1/2026 (b)		4,000,000	4,006,904
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		1,655,000	1,233,069
Sirius XM Radio Inc 3.875% 9/1/2031 (b)		5,645,000	4,918,316
Sirius XM Radio Inc 4% 7/15/2028 (b)		4,890,000	4,613,444
Sirius XM Radio Inc 5% 8/1/2027 (b)		4,610,000	4,535,206
Univision Communications Inc 4.5% 5/1/2029 (b)		5,760,000	5,145,542
Univision Communications Inc 7.375% 6/30/2030 (b)		18,475,000	17,880,080
Univision Communications Inc 8.5% 7/31/2031 (b)		9,125,000	9,145,383
			154,342,600
TOTAL COMMUNICATION SERVICES			177,130,396

Consumer Discretionary - 2.6%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		2,805,000	2,889,281
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		5,595,000	5,767,069
Dana Inc 4.5% 2/15/2032		4,150,000	3,680,424
Hertz Corp/The 12.625% 7/15/2029 (b)		1,245,000	1,357,118
Hertz Corp/The 4.625% 12/1/2026 (b)		2,800,000	2,206,165
Hertz Corp/The 5% 12/1/2029 (b)		3,460,000	2,285,772
Hertz Corp/The 5.5% (b)(g)(i)		6,540,000	343,350
Hertz Corp/The 6% (b)(g)(i)		5,785,000	983,450
Hertz Corp/The 6.25% (g)(i)		6,775,000	389,563
Hertz Corp/The 7.125% (b)(g)(i)		6,315,000	1,105,125
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		7,155,000	6,595,318
			27,602,635
Broadline Retail - 0.0%
ANGI Group LLC 3.875% 8/15/2028 (b)		3,385,000	3,104,154
Wayfair LLC 7.25% 10/31/2029 (b)(e)		5,635,000	5,772,833
			8,876,987
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		2,790,000	2,984,402
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		4,235,000	4,194,385
Service Corp International/US 4% 5/15/2031		5,750,000	5,320,688
TKC Holdings Inc 6.875% 5/15/2028 (b)		9,328,000	9,215,373
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		4,750,000	4,724,171
			23,454,617
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		2,720,000	2,542,534
Boyd Gaming Corp 4.75% 6/15/2031 (b)		7,140,000	6,817,592
Carnival Corp 4% 8/1/2028 (b)		26,560,000	25,652,129
Carnival Corp 7% 8/15/2029 (b)		2,830,000	3,007,415
Carnival Corp 7.625% 3/1/2026 (b)		10,595,000	10,693,055
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (b)		8,655,000	9,339,336
Churchill Downs Inc 5.75% 4/1/2030 (b)		6,975,000	6,982,641
Churchill Downs Inc 6.75% 5/1/2031 (b)		5,595,000	5,777,721
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (b)		11,750,000	11,219,231
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (b)		15,885,000	14,799,386
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		3,350,000	3,175,287
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		5,020,000	4,693,992
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,878,767
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,194,530
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		3,955,000	3,846,495
Light & Wonder International Inc 7.5% 9/1/2031 (b)		2,745,000	2,879,176
McDonald's Corp 4.25% 3/7/2035 (n)	EUR	7,433,000	8,794,481
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,605,156
NCL Corp Ltd 5.875% 2/15/2027 (b)		5,580,000	5,599,742
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		2,545,000	2,816,885
Papa John's International Inc 3.875% 9/15/2029 (b)		2,555,000	2,364,611
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		5,095,000	3,811,287
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		1,015,000	692,770
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		4,165,000	4,202,335
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		5,295,000	5,492,710
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		5,630,000	5,494,078
Station Casinos LLC 4.625% 12/1/2031 (b)		4,155,000	3,852,983
VOC Escrow Ltd 5% 2/15/2028 (b)		10,470,000	10,345,332
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,652,815
			193,224,472
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		4,105,000	3,932,962
Century Communities Inc 3.875% 8/15/2029 (b)		4,225,000	3,959,820
LGI Homes Inc 8.75% 12/15/2028 (b)		2,680,000	2,870,055
Tempur Sealy International Inc 3.875% 10/15/2031 (b)		7,360,000	6,560,463
Tempur Sealy International Inc 4% 4/15/2029 (b)		7,905,000	7,372,147
TopBuild Corp 3.625% 3/15/2029 (b)		3,030,000	2,825,331
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,872,698
			36,393,476
Specialty Retail - 0.4%
Arko Corp 5.125% 11/15/2029 (b)		847,000	786,738
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,934,258
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		4,555,000	4,344,089
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,895,170
Asbury Automotive Group Inc 5% 2/15/2032 (b)		4,915,000	4,660,797
Bath & Body Works Inc 6.625% 10/1/2030 (b)		6,650,000	6,779,269
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	9,193,023
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,198,440
LBM Acquisition LLC 6.25% 1/15/2029 (b)		8,415,000	7,957,281
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		3,345,000	3,551,788
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		5,700,000	5,464,694
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		4,135,000	4,081,929
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,325,000	5,609,877
			61,457,353
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		2,820,000	2,561,348
Crocs Inc 4.25% 3/15/2029 (b)		4,325,000	4,088,834
Kontoor Brands Inc 4.125% 11/15/2029 (b)		2,420,000	2,284,350
			8,934,532
TOTAL CONSUMER DISCRETIONARY			362,928,474

Consumer Staples - 1.1%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		3,135,000	3,131,568
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		5,285,000	4,927,848
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		13,797,000	13,422,574
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		23,423,000	23,045,098
C&S Group Enterprises LLC 5% 12/15/2028 (b)		5,155,000	4,391,296
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		14,850,000	15,442,665
Performance Food Group Inc 4.25% 8/1/2029 (b)		3,955,000	3,760,990
Performance Food Group Inc 5.5% 10/15/2027 (b)		5,345,000	5,329,830
United Natural Foods Inc 6.75% 10/15/2028 (b)		4,680,000	4,463,486
US Foods Inc 7.25% 1/15/2032 (b)		2,735,000	2,894,574
			77,678,361
Food Products - 0.4%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		3,790,000	3,690,935
Darling Ingredients Inc 6% 6/15/2030 (b)		6,615,000	6,677,935
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,015,000	5,320,243
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,185,000	3,296,913
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		5,575,000	5,229,133
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		2,790,000	2,587,942
Post Holdings Inc 4.5% 9/15/2031 (b)		12,110,000	11,313,261
Post Holdings Inc 4.625% 4/15/2030 (b)		6,415,000	6,138,256
Post Holdings Inc 5.5% 12/15/2029 (b)		11,940,000	11,853,373
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		4,295,000	4,074,942
			60,182,933
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		1,025,000	897,381
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (b)		6,925,000	7,247,483
TOTAL CONSUMER STAPLES			149,137,726

Energy - 3.2%
Energy Equipment & Services - 0.4%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		2,735,000	2,857,689
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,390,000	5,558,696
Nabors Industries Ltd 7.5% 1/15/2028 (b)		5,660,000	5,303,125
Noble Finance II LLC 8% 4/15/2030 (b)		2,805,000	2,894,181
Nustar Logistics LP 6% 6/1/2026		7,285,000	7,328,309
Transocean Inc 8% 2/1/2027 (b)		3,591,000	3,588,827
Transocean Inc 8.25% 5/15/2029 (b)		1,955,000	1,937,671
Transocean Inc 8.5% 5/15/2031 (b)		1,955,000	1,942,584
Transocean Inc 8.75% 2/15/2030 (b)		9,503,000	9,908,133
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		5,815,000	5,989,514
Valaris Ltd 8.375% 4/30/2030 (b)		2,745,000	2,827,361
			50,136,090
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,305,000	4,259,742
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		10,640,000	10,656,460
BP Capital Markets BV 4.323% 5/12/2035 (n)	EUR	21,714,000	25,628,350
California Resources Corp 8.25% 6/15/2029 (b)		2,595,000	2,644,509
Chesapeake Energy Corp 5.875% 2/1/2029 (b)		3,115,000	3,130,949
Chesapeake Energy Corp 6.75% 4/15/2029 (b)		4,415,000	4,497,751
Chesapeake Energy Corp 7% (g)(i)		3,985,000	0
Chesapeake Energy Corp 8% (g)(i)		1,955,000	0
Chesapeake Energy Corp 8% (g)(i)		1,240,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		4,665,000	4,666,460
CITGO Petroleum Corp 7% 6/15/2025 (b)		13,580,000	13,571,396
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		12,030,000	12,517,833
Civitas Resources Inc 8.625% 11/1/2030 (b)		5,415,000	5,737,068
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		2,970,000	2,777,135
CNX Resources Corp 6% 1/15/2029 (b)		3,200,000	3,217,331
CNX Resources Corp 7.375% 1/15/2031 (b)		2,885,000	3,014,753
Comstock Resources Inc 5.875% 1/15/2030 (b)		15,170,000	14,185,277
Comstock Resources Inc 6.75% 3/1/2029 (b)		8,110,000	7,917,802
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		12,715,000	12,471,202
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		7,110,000	7,714,179
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		2,450,000	2,478,866
CVR Energy Inc 5.75% 2/15/2028 (b)		24,505,000	23,012,675
CVR Energy Inc 8.5% 1/15/2029 (b)		18,735,000	18,938,218
DT Midstream Inc 4.125% 6/15/2029 (b)		4,285,000	4,098,780
DT Midstream Inc 4.375% 6/15/2031 (b)		4,285,000	4,056,195
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,361,187
EnLink Midstream LLC 6.5% 9/1/2030 (b)		8,635,000	9,310,162
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		3,315,000	3,438,613
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		4,590,000	4,382,755
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		6,600,000	6,529,674
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		2,775,000	2,769,196
Hess Midstream Operations LP 5.625% 2/15/2026 (b)		9,140,000	9,140,749
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,328,936
HF Sinclair Corp 6.375% 4/15/2027		2,780,000	2,818,331
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		7,130,000	7,115,714
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		6,965,000	7,387,100
Kinetik Holdings LP 5.875% 6/15/2030 (b)		4,180,000	4,208,470
Mesquite Energy Inc 7.25% (b)(g)(i)		12,834,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		2,605,000	2,572,265
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	4,035,423
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,661,840
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		1,800,000	1,807,351
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		2,715,000	2,734,695
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,510,000	5,741,497
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,662,748
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	15,556,898
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		8,145,000	8,390,230
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		4,055,000	4,034,725
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		6,775,000	7,087,355
SM Energy Co 6.625% 1/15/2027		12,830,000	12,856,661
SM Energy Co 6.75% 9/15/2026		3,175,000	3,173,395
Southwestern Energy Co 5.375% 3/15/2030		5,630,000	5,612,927
Southwestern Energy Co 5.7% 1/23/2025 (o)		149,000	148,874
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,318,001
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,302,005
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		2,735,000	2,834,480
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		280,000	271,089
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		2,815,000	2,812,677
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		5,355,000	5,071,579
Talos Production Inc 9% 2/1/2029 (b)		2,345,000	2,414,555
Talos Production Inc 9.375% 2/1/2031 (b)		2,660,000	2,734,778
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,298,289
Unit Corp 0% 12/1/2029 (g)		1,660,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		3,525,000	3,331,237
Venture Global Calcasieu 4.125% 8/15/2031 (b)		3,525,000	3,277,297
Venture Global Calcasieu 6.25% 1/15/2030 (b)		11,160,000	11,698,593
			396,425,283
TOTAL ENERGY			446,561,373

Financials - 2.7%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		4,720,000	4,544,015
AssuredPartners Inc 7.5% 2/15/2032 (b)		2,650,000	2,723,545
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		7,265,000	6,931,582
Coinbase Global Inc 3.375% 10/1/2028 (b)		13,780,000	12,380,932
Coinbase Global Inc 3.625% 10/1/2031 (b)		8,370,000	7,091,934
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,870,000	2,752,310
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		3,985,000	3,835,640
MSCI Inc 4% 11/15/2029 (b)		1,920,000	1,862,656
			42,122,614
Consumer Finance - 0.9%
Ally Financial Inc 8% 11/1/2031		51,348,000	58,131,988
Ally Financial Inc 8% 11/1/2031		16,761,000	18,867,932
OneMain Finance Corp 4% 9/15/2030		3,340,000	2,974,864
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,343,005
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,495,287
OneMain Finance Corp 7.125% 3/15/2026		32,900,000	33,588,108
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,796,410
			126,197,594
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031		5,745,000	5,238,581
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		2,765,000	2,547,166
CRH SMW Finance DAC 4.25% 7/11/2035 (n)	EUR	16,057,000	18,837,643
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,571,419
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		18,665,000	17,848,407
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		9,630,000	9,554,888
James Hardie International Finance DAC 5% 1/15/2028 (b)		5,270,000	5,209,822
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,699,185
NCR Atleos Corp 9.5% 4/1/2029 (b)		4,090,000	4,502,554
Private Export Funding Corp 1.75% 11/15/2024		11,520,000	11,475,484
			85,485,149
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		4,230,000	4,079,714
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		2,605,000	2,680,792
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		12,510,000	12,908,381
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,740,000	6,452,296
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		4,180,000	4,013,894
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		19,655,000	19,581,294
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		16,406,000	16,671,662
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		4,590,000	4,716,652
AmWINS Group Inc 4.875% 6/30/2029 (b)		4,105,000	3,936,258
GTCR AP Finance Inc 8% 5/15/2027 (b)		2,715,000	2,714,499
HUB International Ltd 5.625% 12/1/2029 (b)		16,470,000	16,153,643
HUB International Ltd 7.25% 6/15/2030 (b)		17,925,000	18,675,705
HUB International Ltd 7.375% 1/31/2032 (b)		6,655,000	6,871,919
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		9,115,000	9,560,806
USI Inc/NY 7.5% 1/15/2032 (b)		3,540,000	3,667,259
			132,684,774
TOTAL FINANCIALS			386,490,131

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		2,790,000	2,639,812
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		5,470,000	5,784,525
Hologic Inc 4.625% 2/1/2028 (b)		2,505,000	2,457,733
			10,882,070
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		8,565,000	9,438,502
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		11,430,000	10,047,507
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		8,305,000	7,643,135
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		4,940,000	4,795,702
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,425,000	8,913,616
DaVita Inc 3.75% 2/15/2031 (b)		2,075,000	1,871,650
DaVita Inc 4.625% 6/1/2030 (b)		15,850,000	15,109,728
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,925,000	3,957,676
HealthEquity Inc 4.5% 10/1/2029 (b)		2,950,000	2,850,991
Molina Healthcare Inc 3.875% 11/15/2030 (b)		6,345,000	5,893,989
Molina Healthcare Inc 3.875% 5/15/2032 (b)		5,560,000	5,084,772
Molina Healthcare Inc 4.375% 6/15/2028 (b)		4,690,000	4,559,492
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,913,591
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	14,168,902
Tenet Healthcare Corp 6.25% 2/1/2027		20,050,000	20,076,647
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,830,037
			128,155,937
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		5,660,000	5,625,522
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4% 3/15/2031 (b)		6,035,000	5,563,399
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		2,045,000	1,988,784
			7,552,183
Pharmaceuticals - 0.3%
Bausch Health Cos Inc 11% 9/30/2028 (b)		2,275,000	2,121,438
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		7,635,000	5,974,388
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		8,145,000	6,920,276
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		14,026,000	12,667,862
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		10,200,000	9,808,191
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		8,890,000	8,375,459
			45,867,614
TOTAL HEALTH CARE			198,083,326

Industrials - 3.9%
Aerospace & Defense - 1.0%
BWX Technologies Inc 4.125% 6/30/2028 (b)		6,400,000	6,173,070
Moog Inc 4.25% 12/15/2027 (b)		2,025,000	1,966,514
TransDigm Inc 4.625% 1/15/2029		9,290,000	8,970,754
TransDigm Inc 5.5% 11/15/2027		68,140,000	67,799,300
TransDigm Inc 6.375% 3/1/2029 (b)		8,150,000	8,408,518
TransDigm Inc 6.625% 3/1/2032 (b)		2,650,000	2,759,555
TransDigm Inc 6.75% 8/15/2028 (b)		12,760,000	13,142,800
TransDigm Inc 6.875% 12/15/2030 (b)		21,975,000	23,011,693
TransDigm Inc 7.125% 12/1/2031 (b)		5,390,000	5,700,795
Triumph Group Inc 9% 3/15/2028 (b)		3,376,000	3,534,049
			141,467,048
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)		6,985,000	7,123,603
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		1,400,000	1,383,501
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		2,780,000	2,839,698
Carrier Global Corp 4.5% 11/29/2032	EUR	10,150,000	12,170,896
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		3,920,000	4,063,574
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		1,865,000	1,811,528
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,680,227
			26,949,424
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		3,736,000	3,512,432
Artera Services LLC 8.5% 2/15/2031 (b)		11,060,000	10,951,875
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		20,835,000	22,311,181
Brink's Co/The 4.625% 10/15/2027 (b)		7,200,000	7,090,874
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,350,000	2,407,381
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,623,740
GEO Group Inc/The 10.25% 4/15/2031		6,505,000	6,934,935
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,475,808
GFL Environmental Inc 4% 8/1/2028 (b)		4,200,000	4,033,650
GFL Environmental Inc 4.75% 6/15/2029 (b)		5,705,000	5,564,992
GFL Environmental Inc 6.75% 1/15/2031 (b)		3,980,000	4,174,352
Madison IAQ LLC 4.125% 6/30/2028 (b)		5,345,000	5,157,783
Madison IAQ LLC 5.875% 6/30/2029 (b)		4,265,000	4,152,246
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		22,560,000	22,108,800
OPENLANE Inc 5.125% 6/1/2025 (b)		6,210,000	6,179,926
Reworld Holding Corp 4.875% 12/1/2029 (b)		9,642,000	9,076,402
Reworld Holding Corp 5% 9/1/2030		8,005,000	7,508,170
Williams Scotsman Inc 7.375% 10/1/2031 (b)		2,735,000	2,890,791
			149,155,338
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/2027		7,490,000	7,522,537
Arcosa Inc 4.375% 4/15/2029 (b)		4,130,000	3,958,805
Pike Corp 5.5% 9/1/2028 (b)		18,325,000	17,947,287
Pike Corp 8.625% 1/31/2031 (b)		6,710,000	7,174,446
			36,603,075
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		5,910,000	5,633,871
Ground Transportation - 0.6%
Uber Technologies Inc 4.5% 8/15/2029 (b)		12,675,000	12,566,115
Uber Technologies Inc 6.25% 1/15/2028 (b)		5,520,000	5,578,716
Uber Technologies Inc 7.5% 9/15/2027 (b)		31,625,000	32,227,046
Uber Technologies Inc 8% 11/1/2026 (b)		29,170,000	29,220,608
XPO Inc 6.25% 6/1/2028 (b)		2,790,000	2,853,455
XPO Inc 7.125% 2/1/2032 (b)		4,015,000	4,226,382
			86,672,322
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		4,830,000	4,859,927
Chart Industries Inc 7.5% 1/1/2030 (b)		7,420,000	7,820,131
			12,680,058
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		4,365,000	4,327,865
American Airlines Inc 7.25% 2/15/2028 (b)		9,260,000	9,478,734
American Airlines Inc 8.5% 5/15/2029 (b)		8,875,000	9,416,500
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		13,870,000	13,847,012
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		4,670,462	2,567,175
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		1,420,000	780,520
United Airlines Inc 4.375% 4/15/2026 (b)		14,560,000	14,326,293
United Airlines Inc 4.625% 4/15/2029 (b)		8,725,000	8,428,865
			63,172,964
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		4,545,000	4,221,784
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		4,040,000	4,352,365
Foundation Building Materials Inc 6% 3/1/2029 (b)		3,110,000	2,738,684
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		10,040,000	9,425,989
			16,517,038
TOTAL INDUSTRIALS			550,196,525

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		4,370,000	4,272,851
CPI CG Inc 10% 7/15/2029 (b)		2,595,000	2,731,237
Lightning Power LLC 7.25% 8/15/2032 (b)		5,130,000	5,394,385
TTM Technologies Inc 4% 3/1/2029 (b)		4,540,000	4,301,881
			16,700,354
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		4,315,000	3,952,007
ASGN Inc 4.625% 5/15/2028 (b)		5,670,000	5,507,063
Camelot Finance SA 4.5% 11/1/2026 (b)		6,365,000	6,272,402
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		6,060,000	5,685,919
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		5,665,000	5,644,216
Unisys Corp 6.875% 11/1/2027 (b)		3,685,000	3,555,453
			30,617,060
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		6,765,000	6,450,474
Synaptics Inc 4% 6/15/2029 (b)		3,500,000	3,315,416
			9,765,890
Software - 0.7%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		5,025,000	4,822,359
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		4,755,000	4,573,549
Cloud Software Group Inc 6.5% 3/31/2029 (b)		46,745,000	46,509,705
Elastic NV 4.125% 7/15/2029 (b)		11,340,000	10,594,530
Fair Isaac Corp 4% 6/15/2028 (b)		6,420,000	6,211,888
Gen Digital Inc 5% 4/15/2025 (b)		6,360,000	6,323,617
NCR Voyix Corp 5% 10/1/2028 (b)		3,385,000	3,322,402
PTC Inc 3.625% 2/15/2025 (b)		3,755,000	3,741,965
PTC Inc 4% 2/15/2028 (b)		3,715,000	3,603,884
UKG Inc 6.875% 2/1/2031 (b)		3,980,000	4,112,538
			93,816,437
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		9,200,000	9,997,520
Seagate HDD Cayman 8.5% 7/15/2031		5,975,000	6,529,253
			16,526,773
TOTAL INFORMATION TECHNOLOGY			167,426,514

Materials - 1.6%
Chemicals - 0.5%
Air Products and Chemicals Inc 4% 3/3/2035	EUR	8,899,000	10,442,823
Ingevity Corp 3.875% 11/1/2028 (b)		6,715,000	6,305,675
LSB Industries Inc 6.25% 10/15/2028 (b)		9,723,000	9,492,373
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		7,070,000	6,751,083
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		3,445,000	3,515,925
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		13,941,000	14,878,658
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		3,770,000	3,634,685
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		6,435,000	6,355,082
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,432,798
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		2,810,000	2,944,138
			69,753,240
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		10,810,000	11,660,677
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (b)		6,525,000	6,453,031
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (b)		4,060,000	4,293,449
			22,407,157
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		3,025,000	2,769,019
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		6,050,000	5,400,337
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,785,000	2,805,019
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		21,190,000	21,517,237
Crown Cork & Seal Co Inc 7.375% 12/15/2026		16,535,000	17,424,187
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	8,156,700
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		3,720,000	3,683,302
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		3,585,000	3,357,103
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		5,635,000	5,821,955
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		2,815,000	2,862,129
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		2,765,000	3,069,493
			76,866,481
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		7,735,000	7,418,058
Alcoa Nederland Holding BV 6.125% 5/15/2028 (b)		2,110,000	2,139,251
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		2,135,000	2,275,963
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		3,285,000	3,525,078
ATI Inc 4.875% 10/1/2029		2,795,000	2,701,432
ATI Inc 5.125% 10/1/2031		2,480,000	2,409,112
ATI Inc 7.25% 8/15/2030		2,745,000	2,922,978
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		4,615,000	4,356,751
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		4,615,000	4,288,831
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		9,035,000	9,187,235
Compass Minerals International Inc 6.75% 12/1/2027 (b)		9,315,000	9,270,162
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		6,615,000	6,397,662
Murray Energy Corp 11.25% (b)(g)(i)		5,925,000	0
Murray Energy Corp 12% pay-in-kind (b)(c)(g)(i)		6,364,050	1
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		2,015,000	1,933,151
			58,825,665
TOTAL MATERIALS			227,852,543

Real Estate - 1.0%
Diversified REITs - 0.4%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		4,190,000	4,038,619
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		3,390,000	2,891,402
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		1,075,000	1,147,461
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		9,350,000	8,673,537
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		5,660,000	4,914,873
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		6,695,000	6,412,003
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		12,650,000	12,526,967
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		7,220,000	7,082,754
			47,687,616
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,892,887
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	8,807,443
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	18,847,603
			32,547,933
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		2,435,000	2,585,842
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		6,480,000	6,438,131
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		5,610,000	5,726,660
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		3,045,000	2,964,816
			17,715,449
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		14,590,000	14,288,688
Iron Mountain Inc 5% 7/15/2028 (b)		6,370,000	6,286,213
Iron Mountain Inc 5.25% 7/15/2030 (b)		5,915,000	5,840,316
Iron Mountain Inc 5.625% 7/15/2032 (b)		5,915,000	5,899,819
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,472,807
			41,787,843
TOTAL REAL ESTATE			139,738,841

Utilities - 1.2%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		2,795,000	2,529,201
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		4,055,000	3,978,936
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)		2,675,000	2,820,464
NRG Energy Inc 3.375% 2/15/2029 (b)		3,080,000	2,871,131
NRG Energy Inc 3.625% 2/15/2031 (b)		6,110,000	5,536,436
NRG Energy Inc 3.875% 2/15/2032 (b)		582,000	530,235
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,493,964
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	2,134,159
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,602,171
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	3,086,353
PG&E Corp 5% 7/1/2028		13,615,000	13,496,028
PG&E Corp 5.25% 7/1/2030		5,150,000	5,114,964
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		11,110,000	10,753,116
Vistra Operations Co LLC 5% 7/31/2027 (b)		13,800,000	13,732,575
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		9,975,000	9,971,545
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		17,455,000	17,428,495
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,470,000	5,888,990
			125,968,763
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,867,856
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	11,045,881
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		5,750,000	5,360,971
			33,274,708
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		8,050,000	7,707,923
Sunnova Energy Corp 5.875% 9/1/2026 (b)		1,350,000	1,260,478
			8,968,401
TOTAL UTILITIES			168,211,872

TOTAL UNITED STATES			2,973,757,721
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		7,775,000	7,784,719
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		6,235,000	6,608,750

TOTAL ZAMBIA			14,393,469
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,855,636,798)			3,892,781,130

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(j)(k) (Cost $6,908,287)	193,792,711	1,937

Preferred Securities - 1.9%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(p)		25,589	665
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% (c)(n)(p)	EUR	6,100,000	7,401,459
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 4.375% (c)(n)(p)	EUR	20,600,000	21,583,772
Volkswagen International Finance NV 7.875% (c)(n)(p)	EUR	2,800,000	3,524,061

TOTAL GERMANY			25,107,833
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 6.625% (c)(n)(p)	EUR	5,957,000	7,473,261
UNITED STATES - 1.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (c)(p)		17,100,000	16,999,641
Energy Transfer LP Series G, 7.125% (c)(p)		11,723,000	12,290,831
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.6383% (c)(d)(i)(p)		1,711,000	2,555,025
			31,845,497
Financials - 1.4%
Banks - 1.1%
Bank of America Corp 5.875% (c)(p)		60,475,000	61,512,599
Citigroup Inc 4.7% (c)(p)		8,755,000	8,778,908
JPMorgan Chase & Co 4% (c)(p)		19,100,000	19,228,295
JPMorgan Chase & Co 4.6% (c)(p)		13,385,000	13,370,976
Wells Fargo & Co 5.875% (c)(p)		36,775,000	37,510,149
			140,400,927
Capital Markets - 0.2%
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 3.1356%, 8.2384% (c)(d)(p)		29,914,000	30,266,478
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(p)		20,064,000	19,836,674
TOTAL UNITED STATES			222,349,576
TOTAL PREFERRED SECURITIES (Cost $253,804,120)			262,332,794

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,692,306	2,286,433
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,683,404	2,278,874
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,683,572	2,279,016
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,743,499	2,329,909
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,796,338	2,374,782
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040 (s)	8,723,247	7,641,512
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,264,104	3,718,006
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,066,183	933,970
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	869,781	845,143
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	716,833	660,598
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,427,851	2,994,206
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,250,659	1,150,201
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,161,587	1,044,580
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,793,065	1,612,449
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,260,526	1,146,552
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,113,035	1,012,397
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,416,620	1,279,678
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	155,640	140,400
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	424,300	384,079
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,369,850	1,248,559
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,140,794	1,032,298
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,492,902	1,346,254
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,816,498	3,610,512
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	6,364,263	6,136,538
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	176,032	159,558
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,386,878	3,064,636
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,354,210	1,265,038
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	445,957	418,651
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	2,619,374	2,577,438
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,641,453	2,668,294
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,924,180	1,943,733
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (q)	3,860,841	3,908,519
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,213,369	1,223,424
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,270,857	1,283,770
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,523,331	2,561,589
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	899,612	912,970
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	951,537	977,813
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	296,491	303,567
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,059,506	3,167,897
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,219,818	4,378,548
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	279,348	287,062
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	688,867	710,982
Freddie Mac Gold Pool 1.5% 12/1/2040	1,609,320	1,366,711
Freddie Mac Gold Pool 1.5% 2/1/2041	2,758,163	2,342,362
Freddie Mac Gold Pool 1.5% 4/1/2041	2,905,160	2,467,200
Freddie Mac Gold Pool 2% 2/1/2041	1,635,334	1,432,543
Freddie Mac Gold Pool 2% 6/1/2035	12,279,896	11,316,555
Freddie Mac Gold Pool 2% 7/1/2041	12,607,807	11,020,721
Freddie Mac Gold Pool 2.5% 1/1/2041	2,323,429	2,098,829
Freddie Mac Gold Pool 2.5% 1/1/2042	1,733,097	1,558,522
Freddie Mac Gold Pool 2.5% 10/1/2041	859,856	775,392
Freddie Mac Gold Pool 2.5% 11/1/2041	12,846,533	11,592,644
Freddie Mac Gold Pool 2.5% 11/1/2041	958,781	864,899
Freddie Mac Gold Pool 2.5% 2/1/2042	2,396,011	2,177,872
Freddie Mac Gold Pool 2.5% 5/1/2041	5,220,779	4,748,728
Freddie Mac Gold Pool 2.5% 5/1/2041	12,907,928	11,660,147
Freddie Mac Gold Pool 2.5% 8/1/2041	796,074	718,373
Freddie Mac Gold Pool 2.5% 9/1/2041	1,740,255	1,576,923
Freddie Mac Gold Pool 3% 9/1/2034	2,898,976	2,800,681
Freddie Mac Gold Pool 3.5% 3/1/2052 (q)	5,643,437	5,292,605
Freddie Mac Gold Pool 3.5% 5/1/2051 (r)	13,948,961	13,081,805
Freddie Mac Gold Pool 5% 10/1/2052	2,280,856	2,304,033
Freddie Mac Gold Pool 5% 11/1/2052	2,245,197	2,272,923
Freddie Mac Gold Pool 5% 12/1/2052 (q)(r)	5,406,875	5,461,817
Freddie Mac Gold Pool 5% 5/1/2052	376,080	381,781
Freddie Mac Gold Pool 5% 6/1/2052	1,117,772	1,134,370
Freddie Mac Gold Pool 5.5% 9/1/2052	6,059,104	6,185,232
Freddie Mac Gold Pool 6% 11/1/2053	190,508	195,768
Freddie Mac Gold Pool 6.5% 10/1/2053	3,513,043	3,680,715
Freddie Mac Gold Pool 6.5% 10/1/2053	3,625,000	3,787,821
Freddie Mac Non Gold Pool 6% 9/1/2053	325,626	334,618
Ginnie Mae I Pool 2.5% 12/20/2051	4,633,821	4,028,441
Ginnie Mae I Pool 2.5% 8/20/2051	3,925,083	3,417,202
Ginnie Mae I Pool 2.5% 9/20/2051	3,425,434	2,982,204
Ginnie Mae II Pool 2% 10/1/2054 (e)	8,725,000	7,395,587
Ginnie Mae II Pool 2% 11/1/2054 (e)	4,100,000	3,482,918
TOTAL UNITED STATES		217,239,377
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $218,124,576)		217,239,377

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority Generic Strip 5.25% 9/15/2039	2,106,000	2,292,156
Tennessee Valley Authority Generic Strip 5.375% 4/1/2056	3,503,000	3,875,128

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,783,462)		6,167,284

U.S. Treasury Obligations - 23.6%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024	5.27	7,300,000	7,291,523
US Treasury Bills 0% 10/24/2024 (r)	5.23	2,660,000	2,651,974
US Treasury Bills 0% 10/31/2024 (r)	5.19	8,960,000	8,925,090
US Treasury Bonds 2% 8/15/2051	1.94 to 2.09	130,924,000	84,333,467
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	115,400,000	78,692,883
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	165,130,927
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	128,820,000	104,288,847
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	16,710,481
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.91	105,566,000	95,990,834
US Treasury Bonds 3.625% 5/15/2053	4.11 to 4.19	11,450,000	10,419,947
US Treasury Bonds 4.125% 8/15/2053	4.26 to 4.80	55,829,000	55,595,652
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.73	58,110,000	59,217,722
US Treasury Bonds 4.25% 8/15/2054	4.20	7,600,000	7,760,312
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	56,431,000	58,024,735
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.14	20,720,000	22,474,725
US Treasury Bonds 4.75% 2/15/2037	2.65 to 2.93	74,200,000	81,054,805
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,792,866
US Treasury Notes 0.375% 1/31/2026	0.47	13,900,000	13,283,730
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	158,357,000	151,719,615
US Treasury Notes 0.625% 7/31/2026	0.77	24,000,000	22,710,937
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	46,052,000	44,042,622
US Treasury Notes 0.75% 8/31/2026	4.64	139,549,000	132,086,400
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	44,630,010
US Treasury Notes 1.125% 10/31/2026	1.23	17,300,000	16,431,621
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	309,292,029
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	32,211,324
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	34,981,340
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,169,229
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	39,066,040
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	6,930,000	6,375,329
US Treasury Notes 1.625% 9/30/2026	1.68	3,093,000	2,974,234
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	41,434,000	38,410,613
US Treasury Notes 1.875% 2/28/2027	1.71	242,560,000	232,942,874
US Treasury Notes 2.125% 5/15/2025	2.38	12,033,000	11,876,242
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,125,879
US Treasury Notes 2.5% 2/28/2026	2.55 to 2.62	38,997,000	38,308,459
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	7,014,938
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	87,806
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,864,976
US Treasury Notes 2.75% 5/31/2029	3.03	18,541,000	17,879,753
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,543,532
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	78,159,528
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,803,182
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,425,985
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,865,801
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	7,058,365
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	20,540,000	20,493,464
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	48,450,927
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	37,580,000	37,468,434
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	34,570,078
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,944,563
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,743,576
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	27,960,000	28,108,538
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	14,233,463
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	51,590,110
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.57	16,114,000	16,243,667
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	72,790,000	73,302,063
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	61,787,475
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,546,645
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,657,351
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,629,365
US Treasury Notes 4% 7/31/2030	4.08	23,420,000	23,878,337
US Treasury Notes 4.125% 10/31/2027	4.24	8,800,000	8,939,219
US Treasury Notes 4.125% 11/15/2032	3.46	27,677,000	28,469,470
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	129,860,000	131,361,506
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,658,531
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,291,211
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,704,098
US Treasury Notes 4.25% 12/31/2025	5.07	52,462,000	52,700,414
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	35,790,000	37,013,291
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	45,120,000	45,816,188
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,999,505
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	33,505,619
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	24,163,000	25,136,127
US Treasury Notes 4.375% 5/15/2034	3.84	10,150,000	10,630,539
US Treasury Notes 4.5% 3/31/2026	5.00	33,798,000	34,154,463
US Treasury Notes 4.625% 11/15/2026	4.68	32,750,000	33,403,721
US Treasury Notes 4.625% 3/15/2026	4.12	10,990,000	11,122,223
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,469,852
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	27,516,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,553,289,379)			3,347,239,338

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.89	1,002,013,959	1,002,214,362
Fidelity Securities Lending Cash Central Fund (u)(v)	4.89	3,484,952	3,485,300
TOTAL MONEY MARKET FUNDS (Cost $1,005,663,874)			1,005,699,662

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay a fixed rate of 3.14% and receive a floating rate based on US SOFR Index, expiring September 2035	9/12/25	25,400,000	957,368
Option on an interest rate swap with Goldman Sachs Bank USA to pay a fixed rate of 3.1415% and receive a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,800,000	218,995

TOTAL PUT SWAPTIONS			1,176,363
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive a fixed rate of 3.14% and pay a floating rate based on US SOFR Index, expiring September 2035	9/12/25	25,400,000	676,413
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.1415% and pay a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,800,000	155,563

TOTAL CALL SWAPTIONS			831,976
TOTAL PURCHASED SWAPTIONS (Cost $2,087,640)			2,008,339

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $14,436,935,014)	14,298,100,026
NET OTHER ASSETS (LIABILITIES) - (0.8)% (w)	(123,719,909)
NET ASSETS - 100.0%	14,174,380,117

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(4,100,000)	(3,475,290)
Ginnie Mae II Pool 2.5% 10/1/2054	(12,700,000)	(11,186,613)
Uniform Mortgage Backed Securities 2% 10/1/2054	(11,500,000)	(9,509,063)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(93,850,000)	(80,985,952)
Uniform Mortgage Backed Securities 3% 10/1/2054	(32,800,000)	(29,438,000)
Uniform Mortgage Backed Securities 3.5% 10/1/2054	(20,400,000)	(19,003,077)
Uniform Mortgage Backed Securities 5% 10/1/2054	(8,100,000)	(8,093,672)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(14,400,000)	(14,568,188)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(176,259,855)

TOTAL TBA SALE COMMITMENTS (Proceeds $177,992,170)		(176,259,855)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,480	Dec 2024	1,083,386,250	(1,907,881)	(1,907,881)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,664	Dec 2024	554,757,188	1,173,173	1,173,173
CBOT Long Term U.S. Treasury Bond Contracts (United States)	315	Dec 2024	39,119,063	(421,018)	(421,018)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	34	Dec 2024	4,525,188	(72,929)	(72,929)
Eurex Euro-Bund Contracts (Germany)	787	Dec 2024	118,196,538	1,785,766	1,785,766

TOTAL PURCHASED					557,111

Sold

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	929	Dec 2024	102,081,133	267,924	267,924
Eurex Euro-BTP Contracts (Germany)	817	Dec 2024	110,470,109	(2,765,169)	(2,765,169)

TOTAL SOLD					(2,497,245)

TOTAL FUTURES CONTRACTS					(1,940,134)
The notional amount of futures purchased as a percentage of Net Assets is 12.6%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	39,988,771	AUD	59,881,000	Bank of America, N.A.	10/16/24	(1,419,962)
USD	1,014,189,291	EUR	918,904,000	Morgan Stanley Cap. Group, Inc	10/16/24	(9,345,013)
USD	3,175,820	EUR	2,850,000	Royal Bank of Canada	10/16/24	1,307
USD	408,202	EUR	364,500	BNP Paribas S.A.	10/07/24	2,366
USD	74,941,483	GBP	57,420,000	Brown Brothers Harriman & Co	10/16/24	(1,825,623)
USD	63,675,696	JPY	9,040,790,000	Brown Brothers Harriman & Co	10/16/24	636,212
CAD	12,000	USD	8,847	Brown Brothers Harriman & Co	10/16/24	29
EUR	3,154,000	USD	3,503,170	Morgan Stanley Cap. Group, Inc	10/16/24	9,958
EUR	9,306,000	USD	10,357,907	HSBC Bank	10/16/24	7,713
EUR	2,924,000	USD	3,271,155	Brown Brothers Harriman & Co	10/16/24	(14,216)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(11,947,229)
Unrealized Appreciation						657,585
Unrealized Depreciation						(12,604,814)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2026	13,826,000	(41,950)	0	(41,950)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	306,264,000	1,385,897	0	1,385,897
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	78,845,000	755,299	0	755,299
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	5,150,000	(56,712)	0	(56,712)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	13,067,000	284,458	0	284,458
TOTAL INTEREST RATE SWAPS							2,326,992	0	2,326,992

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,709,411,278 or 18.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,568,570 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,091,360,273 or 8.1% of net assets.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $11,101,791.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,540,509.
(s)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,403.

(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.
(w)	Includes $2,076,734 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/20	11,110,731

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	6,908,287

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	1,101,148

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	288,239,164	2,582,893,479	1,868,919,626	18,351,719	2,904	(1,559)	1,002,214,362	2.1%
Fidelity Emerging Markets Debt Central Fund	2,017,289,570	129,324,733	53,034,061	79,973,939	(694,478)	111,740,397	2,204,626,161	99.8%
Fidelity Floating Rate Central Fund	703,673,908	72,315,850	62,000,000	51,312,873	(2,330,767)	(2,996,719)	708,662,272	49.6%
Fidelity Securities Lending Cash Central Fund	-	595,024,362	591,539,062	22,161	-	-	3,485,300	0.0%
Total	3,009,202,642	3,379,558,424	2,575,492,749	149,660,692	(3,022,341)	108,742,119	3,918,988,095

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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